Income Tax Expenses - Summary of Income Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 14,264	$ 3,385	$ 5,399
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	10,748	16,410	5,016
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	15,164	0	0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	8,556	0	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	2,196	1,646	1,095
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	449
Foreign exchange gains on freight tax expenses		629	3,315
Unrecognized Tax Benefits	$ 49,124	$ 49,579	$ 32,059	$ 26,054